Inventory (Details) - Schedule of Inventory - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventory [Abstract]
Goods in transit	$ 198
Finished goods	470
Total Inventory	$ 668